Summary of Significant Accounting Policies - Summary of Financing Receivables (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Dividends declared	$ 456,706,000	$ 353,414,000	$ 324,888,000
Teekay Tangguh Borrower LLC [Member]
Financing Receivable, Recorded Investment [Line Items]
Ownership percentage	99.00%
Teekay BLT Corporation [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans to equity accounted investees and joint venture partners carrying value	1,800,000	28,500,000
Advances repaid	11,700,000
Additional amount repaid as part of settlement agreement	1,500,000
Teekay Tangguh Joint Venture [Member]
Financing Receivable, Recorded Investment [Line Items]
Ownership percentage	69.00%
Advances repaid	14,400,000
Dividends declared	$ 87,100,000
Teekay Tangguh Joint Venture [Member] | Teekay BLT Corporation [Member]
Financing Receivable, Recorded Investment [Line Items]
Ownership percentage	70.00%